Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2018
SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental Cash Flow Information

12. SUPPLEMENTAL CASH FLOW INFORMATION

Changes in working capital for the years ended December 31, 2018, 2017 and 2016 are as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
Decrease (increase) in accounts receivables and current assets	84	(162)	36
Decrease (increase) in prepaid expenses	19	46	(73)
(Decrease) increase in trade payables and accrued liabilities	(82)	21	(15)
Total changes in working capital	21	(95)	(52)

During the year ended December 31, 2018, the Company:

i)	transferred $229 from reserve to deficit;
ii)	recorded $250 of share issuance costs in trade payables; and
iii)	recorded $186 in accrued exploration and evaluation expenditures.

During the year ended December 31, 2017, the Company:

i)	transferred $301 from reserve to deficit;
ii)	recorded $39 in fair value of options to share issuance costs;
iii)	recorded $61 in fair value of agent’s warrants to share issuance costs; and
iv)	recorded $767 in accrued exploration and evaluation expenditures.

During the year ended December 31, 2016, the Company:

i)	recorded $265 to reserves, which was subsequently reallocated to share capital and amortized as interest expense over the term of the Loan;
ii)	transferred $2,725 from reserve to deficit;
iii)	recorded $48 in fair value of agent’s warrants to share issuance costs; and
iv)	recorded $34 in accrued exploration and evaluation expenditures.